Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Available For Sale Securities

	June 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,254	$24,450
Level 2 inputs	167,249	137,335
Level 3 inputs	-	-
Investment securities available for sale	$168,503	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

Other Real Estate Owned

Six months ended June 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(439,721)	(440,325)
Total end of period	$1,651,228	$1,839,502	$3,490,730

Fair Value Of Financial Instruments On Recurring Basis

	June 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,253,750	$1,253,750	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	167,249,033	167,249,033	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,146,131	580,096,070	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$532,956,475	$533,868,583	$520,629,456	$522,248,781
Short term borrowings	41,955,385	42,092,854	38,672,657	38,967,244
Long term borrowings	6,239,129	6,460,903	6,284,479	6,452,391